RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11– RELATED PARTY TRANSACTIONS AND BALANCES

During 2016, the Company paid an advance on behalf of certain shareholders in the amount of $250,000.  These shareholders also serve as directors and officers of the Company.  $120,000 was returned by December 31, 2016, and $50,000 was returned during the year ended December 31, 2017.  The amount reflected in prepaids and other current assets as at June 30, 2019 was $NIL (December 31, 2018 - $NIL after a 100% provision).

During 2018, the Company made advance to two corporations owned by the current Chief Executive Officer in the amount of $201,711 in the normal course of operations.  After the impairment assessment, the Company made a 100% provision for the advanced amounts.

The total amount owing to the directors and officers of the Company and corporations controlled by the directors and officers, in relation to the services they provide to the Company in their capacity as Officers and service provider at September 30, 2019 was 572,096 (December 31, 2018 - $337,762) which includes expense reimbursements.  This amount is reflected in accounts payable and is further described below.

As at September 30, 2019, the Company had an amount owing to entities owned and controlled by the current Chief Executive Officer of the Company of $250,617 (December 31, 2018 - $14,861).  The amount owing relates to services provided by the Chief Executive Officers and expense reimbursements.

As at September 30, 2019, the Company had an amount owing to the Chief Financial Officer of the Company of $1,510 (December 31, 2018 - $2,932).  The amount owing relates to services provided by the Chief Financial Officer.

As at September 30, 2019, the Company had an amount owing to an entity owned and controlled by the then Chief Executive Officer of the Company of $265,533 (December 31, 2018 - $265,533).  The amount owing relates to services provided by the Chief Executive Officer and expense reimbursements.

The Company had an amount owing to an entity owned and controlled by the then Secretary of the Company of $54,436 as at September 30, (December 31, 2018 - $54,436).  The amount owing relates to services provided by the Secretary and expense reimbursements.

$NIL was recognized during three months ended September 30, 2019 (September 30, 2018: Issuance of shares for service – NIL, stock options expenses - $69,957, totaling $69,957), for share-based payments expense to directors and officers of the Company.

$NIL was recognized during six months ended September 30, 2019 (September 30, 2018: Issuance of shares for service – 337,250, stock options expenses - $212,570, totaling $549,820), for share-based payments expense to directors and officers of the Company.

As at September 30, 2019 and December 31, 2018, the amounts owing to officers of the Company are recorded in accounts payable and accrued liabilities.